Investment Strategy - Allspring Multi-Asset Funds	Sep. 30, 2025
(Allspring Diversified Capital Builder Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	Up to 90% of the Fund’s total assets in equity securities;
•	Up to 30% of the Fund’s total assets in corporate debt securities that are below investment-grade; and
•	Up to 25% of the Fund’s total assets in foreign equity and debt securities.
The Fund’s target allocation is as follows:
•	70% to 90% in equity securities; and
•	10% to 30% in debt securities.
The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest up to 90% of the Fund’s total assets in equity securities. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 30% of the Fund’s total assets in corporate debt securities that are below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called “high-yield” securities or “junk bonds”) of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We also invest up to 25% of the Fund’s total assets in foreign equity and debt securities. The target allocation range of the Fund’s investments are 70% to 90% in equity securities and 10% to 30% in debt securities. The proportion of the Fund’s assets invested in debt and equity securities will change based on the portfolio manager’s assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration. “Dollar-Weighted Average Effective Maturity” is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund’s portfolio. “Dollar-Weighted Average Effective Duration” is an aggregate measure of the sensitivity of a fund’s fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company’s capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund’s absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

(Allspring Diversified Income Builder Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	At least 80% of the Fund’s total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality
•	Up to 60% of the Fund’s total assets in equity securities issued by U.S. or foreign (including emerging markets) issuers of any size
We employ a flexible, active allocation strategy to diversify the portfolio across various asset- and sub-asset classes in an attempt to achieve the Fund’s objective over an economic cycle, consistent with an appropriate level of risk. We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us determine the allocations to the various asset- and sub-asset classes. Implementation of these allocations could involve either actively- or passively-managed approaches. We may allocate a maximum of 20% of the Fund’s assets in a manner intended to replicate the performance of indexes.
Within the Fund’s fixed income allocation, we invest in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, and we may invest without limit in below investment-grade debt securities (often called “high-yield” securities or “junk bonds”). As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB+ through CCC- by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We may invest without limit in corporate bonds, government bonds, convertible bonds, loans, municipal bonds, and securitized bonds. We may invest in the debt of U.S. or foreign (including emerging markets) issuers.
Within the Fund’s equity allocation, we generally invest in dividend paying common and preferred stocks, real estate investment trusts and master limited partnerships. We may invest in equities issued by U.S. or foreign (including emerging markets) issuers of any size.
We may invest in derivatives, including listed equity and interest rate futures and swaps, either to manage the risk profile of the portfolio or to efficiently gain exposure to specific areas of the market.
We regularly review the portfolio allocation to ensure that it provides optimal balance of rewards (total return, including income) and risks. We may alter the allocation to asset- and sub-asset classes available for investment if we find that increasing or decreasing allocation to an asset- or sub-asset class would provide a better balance of expected risks and rewards net of the transaction costs of implementing these changes. Within each asset- and sub-asset class, each investment is regularly reviewed and may be sold when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, we have identified a more attractive investment opportunity, or the investment does not facilitate the replication of an index’s return and risk characteristics.

(Allspring Index Asset Allocation Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest at least 80% of the Fund’s net assets in equity and fixed income securities designed to replicate the holdings and weightings of the securities comprising the S&P 500 Index and Bloomberg  U.S. Treasury Index. We seek to achieve the Fund’s investment objective by allocating at least 45% and up to 75% of its assets in equity securities and at least 25% and up to 55% of its assets in fixed income securities.
The Fund does not select individual securities for investment; rather, it buys substantially all of the securities of various indexes to replicate such indices. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury notes and bonds to replicate the Bloomberg  U.S. Treasury Index. We seek to maintain 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions.
We employ both quantitative analysis and qualitative judgments in making tactical allocations among stocks and bonds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors. We use futures contracts to implement changes to target allocations and to make adjustments to the duration of the Fund’s fixed income portion.
The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund’s target allocations due to changes in market values. We may use cash flows or effect transactions to re-establish the target allocations.